Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Convertible Preferred Stock
7.	Convertible Preferred Stock

In January 2015, ViewRay Technologies, Inc. issued an aggregate of 162,407 shares of Series C convertible preferred stock to a new investor at a price of $5.84 per share for a total gross consideration of $950 thousand.

In February 2015, ViewRay Technologies, Inc. issued 2,564,652 shares of Series C convertible preferred stock to another investor at a price of $5.84 per share for total gross consideration of $15.0 million.

In July 2015, upon the closing of the Merger, all of ViewRay Technologies, Inc.’s 30,381,987 shares of outstanding convertible preferred stock were converted into the Company’s common stock at a 1:1 conversion rate. As a result, the Company had no convertible preferred stock issued and outstanding at June 30, 2016 and December 31, 2015.

12.	Convertible Preferred Stock

In February 2013, the Company raised $5.0 million through the sale and issuance of 983,558 shares of Series D-1 convertible preferred stock for $5.08 per share.

Recapitalization

In May and June 2013, the Company effected a recapitalization in connection with a Series D-2 convertible preferred stock financing, or the Series D-2 Offering. The Series D-2 Offering consisted of (i) the sale and issuance of 3,013,797 shares of Series D-2 convertible preferred stock for $15.3 million, or $5.08 per share, and (ii) the issuance of 3,196,417 shares of Series D-2 convertible preferred stock to participating investors in exchange for all then-outstanding dividends accrued on shares of Series B-1, Series C and Series D-1 convertible preferred stock at an exchange rate equal to the sales price of the Series D-2 Offering of $5.08 per share. Non-participating holders of 1,470,485 shares of Series C convertible preferred stock received 147,051 shares of common stock, on a 10:1 basis, in exchange for these shares and accrued dividends of $1.4 million, or the Non-participating Exchange. At the closing of the Series D-2 Offering, all then-outstanding shares of Senior Convertible Preferred Stock (defined as all outstanding shares of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock) were exchanged for an equal number of newly-issued shares of Series B convertible preferred stock, or the Participating Exchange, containing substantially similar rights to those contained in the Senior Convertible Preferred Stock except that (i) rights to dividends are no longer cumulative and therefore dividends accrue to holders of Series B convertible preferred stock only when declared and (ii) the liquidation preference for the prior shares of Series B-1 convertible preferred stock was increased. All shares of Senior Convertible Preferred Stock were surrendered and cancelled after the recapitalization.

The recapitalization was accounted for as an extinguishment of the Senior Convertible Preferred Stock which resulted in the following:

•	For the Non-participating Exchange, the Company recognized a gain on extinguishment of Series C convertible preferred stock in the amount $8.8 million as the difference between the carrying value of the securities surrendered (i.e., carrying value of non-participating Series C convertible preferred stock and the related accrued dividends) and the fair value of the common stock issued in exchange. The $8.8 million gain was a deemed capital contribution to the holders of the common stock that was recognized as a decrease to net loss attributable to common stockholders and a decrease to accumulated deficit.

•	For the Participating Exchange, the Company recognized a charge on extinguishment of participating Senior Convertible Preferred Stock as the difference between the carrying value of the securities surrendered (i.e., carrying value of the participating Senior Convertible Preferred Stock) and the fair value of the Series B convertible preferred stock issued in exchange. The $6.9 million charge was a deemed dividend that was recognized as an increase to net loss attributable to common stockholders and an increase to accumulated deficit.

In November 2013, the Company raised $15.0 million through the sale and issuance of 2,564,638 shares of Series C convertible preferred stock for $5.84 per share.

In December 2014, the Company issued 2,619,951 shares of Series C convertible preferred stock, consisting of (i) the issuance of 880,546 shares for $5.2 million, or $5.84 per share, to Itochu in conjunction with the distribution agreement, and (ii) the issuance of 1,739,405 shares upon conversion of the outstanding principal and accrued interest of the 2014 Notes (see Note 6).

In January 2015, the Company issued an aggregate of 162,407 shares of Series C convertible preferred stock to a new investor at a price of $5.84 per share for a total gross consideration of $950 thousand.

In February 2015, the Company issued 2,564,652 shares of Series C convertible preferred stock to another investor at a price of $5.84 per share for total gross consideration of $15.0 million.

On July 23, 2015, upon the closing of the Merger, all of ViewRay Technologies, Inc.’s 30,381,987 shares of outstanding convertible preferred stock were converted into the Company’s common stock at a 1:1 conversion rate.

The changes in the shares of convertible preferred stock and common stock during the years ended December 31, 2015, 2014 and 2013 were as follows:

	Series A Convertible Preferred Stock	Extinguished Series B-1 Convertible Preferred Stock	Extinguished Series C Convertible Preferred Stock	Extinguished Series D-1 Convertible Preferred Stock	Extinguished Series D-2 Convertible Preferred Stock	New Series B Convertible Preferred Stock	New Series C Convertible Preferred Stock	Total Convertible Preferred Stock	Common Stock
Balance at December 31, 2012	163,462	6,321,238	9,108,533	1,155,172	—	—	—	16,748,405	730,203
Issuance of Series D-1 convertible preferred stock	—	—	—	983,558	—	—	—	983,558	—
Issuance of Series D-2 convertible preferred stock	—	—	—	—	3,013,797	—	—	3,013,797	—
Conversion of Series C convertible preferred stock and related dividends dividends into common stock and deemed capital contribution	—	—	(1,470,485)	—	—	—	—	(1,470,485)	147,051
Conversion of accrued dividends into Series D-2 convertible preferred stock	—	—	—	—	3,196,417	—	—	3,196,417	—
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock	—	(6,321,238)	(7,638,048)	(2,138,730)	(6,210,214)	—	—	(22,308,230)	—
Exchange of new Series B convertible preferred stock and deemed dividend	—	—	—	—	—	22,308,230	—	22,308,230	—
Issuance of new Series C convertible preferred stock	—	—	—	—	—	—	2,564,638	2,564,638	—
Issuance of common stock from option exercise	—	—	—	—	—	—	—	—	1,463

Balance at December 31, 2013	163,462	—	—	—	—	22,308,230	2,564,638	25,036,330	878,717
Repurchase of Series A convertible preferred stock and deemed capital contribution	(1,353)	—	—	—	—	—	—	(1,353)	—
Issuance of Series C convertible preferred stock	—	—	—	—	—	—	880,546	880,546	—
Conversion of convertible promissory notes into Series C convertible preferred stock	—	—	—	—	—	—	1,739,405	1,739,405	—
Issuance of common stock from option exercise	—	—	—	—	—	—	—	—	28,320

Balance at December 31, 2014	162,109	—	—	—	—	22,308,230	5,184,589	27,654,928	907,037

Issuance of Series C convertible preferred stock	—	—	—	—	—	—	2,727,059	2,727,059	—
Conversion of convertible preferred stock into common stock in connection with the merger	(162,109)	—	—	—	—	(22,308,230)	(7,911,648)	(30,381,987)	30,381,987
Issuance of common stock upon private placement	—	—	—	—	—	—	—	—	5,884,504
Issuance of common stock to Mirax	—	—	—	—	—	—	—	—	1,000,005
Issuance of common stock from option exercise	—	—	—	—	—	—	—	—	31,427
Balance at December 31, 2015	—	—	—	—	—	—	—	—	38,204,960

Prior to the completion of the recapitalization in June 2013, the rights, privileges and preferences of Series A, Series B-1, Series C and Series D-1 convertible preferred stock were as follows:

Voting Rights

Each share of Series A, Series B-1, Series C and Series D-1 convertible preferred stock was entitled to voting rights equal to the number of shares of common stock into which each share could be converted. The shares possessed contain certain customary rights and protective provisions including anti-dilution protection, pre-emptive and protective rights in the event of future issuances of equity securities by the Company, rights to limit the ability of the Company to incur indebtedness without prior approval of a majority of the Series D-1 convertible preferred stock holders, registration rights in the event of a public offering of the Company’s common stock, right of first refusal and co-sale rights in the event of certain transfers of shares by or among shareholders, the ability of a majority of holders of convertible preferred stock to require the tender of all shares in the event of a sale of the Company and information rights.

The Company’s board of directors consisted of 8 members. The holders of Series A, voting as a separate class, are entitled to elect one member of the board of directors. The holders of Series B-1, voting as a separate class, are entitled to elect seven members of the board of directors. The holders of Series C, voting as a separate class, are entitled to elect one member of the board of directors. The holders of common stock, voting as a separate class, are entitled to elect two members of the board of directors.

Conversion Rights

Each share of Series A, Series B-1, Series C and Series D-1 convertible preferred stock was convertible by any holder at any time into common stock. The conversion rate was determined by dividing the purchase price applicable to such shares of convertible preferred stock ($3.99 for Series A and Series B-1 and $5.08 for Series C and Series D-1 convertible preferred stock) by the conversion price ($3.99 for Series A and Series B-1 and $5.08 for Series C and Series D-1 convertible preferred stock). Conversion of such shares was automatic upon the closing of an underwritten public offering with proceeds equal to or exceeding $15.25 per share, and in which the net proceeds received by the Company equal or exceed $50.0 million or the affirmative vote of holders of shares of convertible preferred stock representing at least a majority of the voting power of the then outstanding shares of Series A, Series B-1, Series C and Series D-1 convertible preferred stock, voting together as a single class.

Adjustment of Conversion Price for Qualifying Dilutive Issuances

In the event the Company issued additional shares of common stock after the Series D-1 convertible preferred stock original issue date without consideration or for a consideration per share less than the conversion price in effect immediately prior to such issuance, then and in each such event the conversion price would have been reduced to a price equal to such conversion price multiplied by the following fraction:

•	the numerator of which is equal to the sum of (i) the product of the number of shares of common stock outstanding or deemed to be outstanding immediately prior to such issuance and the conversion price in effect immediately prior to such issuance) and (ii) the product of the number of additional shares of common stock so issued and the average price per share received by the Company for the additional shares of common stock so issued); and

•	the denominator of which is equal to the number of shares of common stock outstanding or deemed to be outstanding immediately prior to such issuance plus the number of additional shares of common stock so issued.

Dividends

Holders of Series B-1, Series C and Series D-1 convertible preferred stock, in preference to the holders of Series A convertible preferred stock and common stock, were entitled to receive cash dividends at the per annum rate of 8% of the convertible preferred stock purchase price. Such payments were to be paid in order of preference (Series D-1, Series C, Series B-1 convertible preferred stock). Dividends were cumulative from the date of issuance of the respective convertible preferred stock until paid. Holders of Series B-1 convertible preferred stock were entitled to receive, when, as and if declared by the board of directors, cash dividends at the per annum rate of 8% of the Series B-1 convertible preferred stock original issue price of $3.99 per share and such dividend was cumulative. Holders of Series C and Series D-1 convertible preferred stock were entitled to receive, when, as and if declared by the board of directors, cash dividends at the per annum rate of 8% of the Series C and Series D-1 convertible preferred stock original issue price of $5.08 per share and such dividend was cumulative.

So long as 20% of the Series D-1 convertible preferred stock remained outstanding, the Company would not pay or declare any dividend on shares other than Series D-1 convertible preferred stock without the consent of the Series D-1 convertible preferred stockholders. In the event dividends were paid on any share of common stock, the Company would have paid an additional dividend on all outstanding shares of Series A, Series B-1, Series C and Series D-1 convertible preferred stock in a per share amount equal (on an as-if-converted-to-common-stock-basis) to the amount paid or set aside for each share of common stock.

Liquidation Preferences

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or a corporate organization, the holders of Series B-1, Series C and Series D-1 convertible preferred stock were entitled to be paid out of Company assets before any payment was to be made to the holders of Series A convertible preferred stock and common stock. Holders of Series A convertible preferred stock were entitled to be paid out of any remaining assets in the event of a liquidation event before any payment was to be made to the holders of common stock. Upon the completion of distributions required to satisfy the convertible preferred stock liquidation preferences, any remaining assets were to be distributed pro rata among the holders of convertible preferred stock and common stock, treating all convertible preferred stock as if it were converted to common stock.

The Series C and D-1 convertible preferred stock liquidation preference was equal to the sum of $5.08 per share plus any accrued but unpaid dividends, whether or not declared and any declared but unpaid dividends on such shares. The Series B-1 convertible preferred stock liquidation preference was equal to the sum of $3.99 per share plus any declared but unpaid dividends on such shares. The Series A convertible preferred stock liquidation preference was $18.52 per share plus any declared but unpaid dividends on such shares. The liquidation preference of the convertible preferred stock was subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other recapitalization affecting such shares.

Redemption

The Series A, Series B-1, Series C and Series D-1 convertible preferred stock was not redeemable at the option of the holder. The convertible preferred stock was classified outside of stockholders’ deficit because, in the event of certain “liquidation events” that are not solely within the Company’s control (including a dissolution, change of control, acquisition, asset sale or winding up of the Company), the shares would become redeemable at the option of the holders. The Company did not adjust the carrying values of the convertible preferred stock to the deemed liquidation values of such shares since a liquidation event was not probable at any of the balance sheet dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made only if and when it becomes probable that such a liquidation event will occur.

Convertible preferred stock as of December 31, 2015 and 2014 consisted of the following (in thousands, except share data):

	December 31, 2015
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A	398,500	—	$—	$—
Series B	60,500,000	—	—	—
Series C	19,812,497	—	—	—

Total	80,710,997	$—	$—	$—

	December 31, 2014
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A	398,500	162,109	$3,004	$3,003
Series B	60,500,000	22,308,230	113,405	112,080
Series C	13,562,497	5,184,589	30,323	30,027

Total	74,460,997	27,654,928	$146,732	$145,110

The rights, privileges and preferences of Series A, Series B and Series C convertible preferred stock (collectively, convertible preferred stock) at December 31, 2014 were as follows:

Voting Rights

Each share of convertible preferred stock is entitled to voting rights equal to the number of shares of common stock into which each share can be converted.

The convertible preferred stock terms contain certain customary rights and protective provisions including anti-dilution protection, pre-emptive and protective rights in the event of future issuances of equity securities by the Company, rights to limit the ability of the Company to incur indebtedness without prior approval of a majority of the convertible preferred stock holders, registration rights in the event of a public offering of the Company’s common stock, right of first refusal and co-sale rights in the event of certain transfers of shares by or among shareholders, the ability of a majority of holders of convertible preferred stock to require the tender of all shares in the event of a sale of the Company and information rights.

The Company’s board of directors consists of 10 members. The holders of Series A convertible preferred stock, voting as a separate class, are entitled to elect one member of the board of directors. The holders of Series B convertible preferred stock, voting as a separate class, are entitled to elect eight members of the board of directors. The holders of Series C convertible preferred stock, voting as a separate class, are entitled to elect one member of the board of directors. The holders of common stock, voting as a separate class, are entitled to elect two member of the board of directors.

Conversion Rights

Each share of convertible preferred stock is convertible by any holder at any time into common stock. The conversion rate is determined by dividing the purchase price applicable to such shares of convertible preferred stock ($3.99 for Series A, $5.08 for Series B and $5.84 for Series C convertible preferred stock) by the conversion price ($3.99 for Series A, $5.08 for Series B and $5.84 for Series C convertible preferred stock). Conversion of convertible preferred stock is automatic upon the closing of an underwritten public offering with proceeds equal to or exceeding $17.55 per share, and in which the net proceeds received by the Company equal or exceed $50.0 million or the affirmative vote of holders of shares of convertible preferred stock representing at least a majority of the voting power of the then outstanding shares of Series A, Series B and Series C convertible preferred stock, voting together as a single class.

Adjustment of Conversion Price for Qualifying Dilutive Issuances

In the event the Company issues additional shares of common stock after the Series C convertible preferred stock original issue date without consideration or for a consideration per share less than the conversion price in effect immediately prior to such issuance, then and in each such event the conversion price will be reduced to a price equal to such conversion price multiplied by the following fraction:

•	the numerator of which is equal to the sum of (i) the product of the number of shares of common stock outstanding or deemed to be outstanding immediately prior to such issuance and the conversion price in effect immediately prior to such issuance, and (ii) the product of the number of additional shares of common stock so issued and the average price per share received by the Company for the additional shares of common stock so issued); and

•	the denominator of which is equal to the number of shares of common stock outstanding or deemed to be outstanding immediately prior to such issuance plus the number of additional shares of common stock so issued.

Dividends

Holders of Series B and Series C convertible preferred stock, in preference to the holders of Series A convertible preferred stock and common stock, are entitled to receive, when, as and if declared by the board of directors, cash dividends at the per annum rate of 8% of the convertible preferred stock purchase price and such dividend is noncumulative. Holders of Series B convertible preferred stock are entitled to receive, when, as and if declared by the board of directors, cash dividends at the per annum rate of 8% of the Series B convertible preferred stock original issue price of $5.08 per share. Holders of Series C convertible preferred stock are entitled to receive, when, as and if declared by the board of directors, cash dividends at the per annum rate of 8% of the Series C convertible preferred stock original issue price of $5.84 per share and such dividend is noncumulative.

So long as any senior shares of convertible preferred stock are outstanding, the Company will not pay or declare any dividend on Series A convertible preferred stock or common stock until all dividends on the Series B and Series C convertible preferred stock have been declared and paid. In the event dividends are paid on any share of Series A convertible preferred stock or common stock, the Company will pay an additional dividend on all outstanding shares of convertible preferred stock in a per share amount equal (on an as-if-converted-to-common-stock-basis) to the amount paid or set aside for each share of common stock.

Liquidation Preferences

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or corporate reorganization, holders of Series B and Series C convertible preferred stock are entitled to be paid out of Company assets before any payment will be made to the holders of Series A convertible preferred stock and common stock. Holders of Series A convertible preferred stock are entitled to be paid out of any remaining assets in the event of a liquidation event before any payment will be made to the holders of common stock. Upon the completion of distributions required to satisfy the convertible preferred stock liquidation preferences, any remaining assets will be distributed pro rata among the holders of convertible preferred stock and common stock, treating all convertible preferred stock as if it were converted to common stock.

The Series C convertible preferred stock liquidation preference is equal to the sum of $5.84 per share plus any declared but unpaid dividends on such shares. The Series B convertible preferred stock liquidation preference is equal to the sum of $5.08 per share plus any declared but unpaid dividends on such shares. The Series A convertible preferred stock liquidation preference is $18.52 per share plus any declared but unpaid dividends on such shares. The liquidation preference of the convertible preferred stock is subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other recapitalization affecting such shares.

Redemption

The convertible preferred stock is not redeemable at the option of the holder. The convertible preferred stock was classified outside of stockholders’ deficit because, in the event of certain “liquidation events” that are not solely within the Company’s control (including a dissolution, change of control, acquisition, asset sale or winding up of the Company), the shares would become redeemable at the option of the holders. The Company did not adjust the carrying values of the convertible preferred stock to the deemed liquidation values of such shares since a liquidation event was not probable at any of the balance sheet dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made only if and when it becomes probable that such a liquidation event will occur.

The rights, privileges and preferences of the Series C convertible preferred stock issued in January and February 2015 are the same as the Series C convertible preferred stock outstanding as of December 31, 2014.